Parent Only Financial Information	12 Months Ended
Mar. 31, 2013
Parent Only Financial Information [Abstract]
PARENT ONLY FINANCIAL INFORMATION

NOTE 18 - PARENT ONLY FINANCIAL INFORMATION

The following are the condensed financial statements for Clifton Savings Bancorp, Inc. (Parent company only) at March 31, 2013 and 2012 and for the years ended March 31, 2013, 2012 and 2011.

STATEMENTS OF CONDITION

	March 31,
	2013	2012
	(In Thousands)
ASSETS

Cash and due from banks	$14,284	$10,151
Securities held to maturity, at cost	1,374	10,365
Loans receivable from Bank and MHC	5,013	6,264
Investment in subsidiary	166,654	159,598
Interest receivable	54	100
Other assets	28	58

Total Assets	$187,407	$186,536

LIABILITIES AND STOCKHOLDERS’ EQUITY

Other liabilities	$79	$75
Stockholders’ equity	187,328	186,461

Total Liabilities and Stockholders’ Equity	$187,407	$186,536

STATEMENTS OF INCOME

	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Income:
Dividends from subsidiary	$—	$8,000	$6,000
Interest on loans	223	253	280
Interest on securities	101	148	142

Total Income	324	8,401	6,422

Non-interest expenses	592	841	737

(Loss) Income before Income Taxes and Equity in Undistributed Earnings of Subsidiary	(268)	7,560	5,685

Income tax (benefit)	(90)	(150)	(106)

(Loss) Income before Equity in Undistributed Earnings of Subsidiary	(178)	7,710	5,791

Equity in undistributed earnings of subsidiary	6,788	167	3,021

Net Income	$6,610	$7,877	$8,812

STATEMENTS OF CASH FLOW
	Years Ended March 31,
	2013	2012	2011
	(In Thousands)
Cash Flows From Operating Activities
Net income	$6,610	$7,877	$8,812
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Accretion of discounts	(1)	(1)	(1)
Decrease (increase) in interest receivable	46	(27)	10
Decrease in other assets	30	4	—
Increase (decrease) in other liabilities	4	60	(69)
Increase in deferred compensation obligation under Rabbi Trust	19	21	23
Equity in undistributed earnings of subsidiary	(6,788)	(167)	(3,021)

Net Cash (Used In) Provided by Operating Activities	(80)	7,767	5,754

Cash Flows From Investing Activities
Proceeds from maturities and repayment of securities held to maturity	8,992	754	806
Purchases of securities held to maturity	—	(8,000)	—
Repayment of loan receivable from Savings Bank	751	723	695
Repayment of loan receivable from Clifton MHC	500	—	—
Loan to Clifton MHC	—	—	(250)
Cash dividends paid on unallocated ESOP shares used to repay loan receivable from Savings Bank	(149)	(138)	(150)

Net Cash Provided by (Used In) Investing Activities	10,094	(6,661)	1,101

Cash Flows From Financing Activities
Dividends paid	(6,153)	(2,109)	(2,106)
Purchase of treasury stock	(27)	(11)	(2,707)
Exercise of stock options	299	—	—
Funding restricted stock awards	—	—	309

Net Cash (Used in) Financing Activities	(5,881)	(2,120)	(4,504)

Net Increase (Decrease) in Cash and Cash Equivalents	4,133	(1,014)	2,351

Cash and Cash Equivalents - Beginning	10,151	11,165	8,814

Cash and Cash Equivalents - Ending	$14,284	$10,151	$11,165